Segment and Geographic Information	6 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment and Geographic Information

16. Segment and Geographic Information

Geographic Data

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows:

	Three months ended September 30,		Six months ended September 30,
	2017	2016	2017	2016
Revenue:
United States	$31,076	$21,300	$60,268	$40,411
United Kingdom	19,635	14,917	37,502	30,267
South Africa	9,393	6,625	18,174	12,399
Other	2,962	1,519	5,280	2,744
Total revenue	$63,066	$44,361	$121,224	$85,821

Property and equipment, net by geographic location consists of the following:

	As of September 30,	As of March 31,
	2017	2017
United States (1)	$45,378	$14,904
United Kingdom	14,033	9,007
South Africa	5,290	3,815
Australia	4,177	3,867
Other	785	416
Total	$69,663	$32,009

(1)	Includes $26.1 million of construction-in-process related to the Company’s Construction financing lease obligation, see footnote 15 for additional details.